Business combination (Details 2)	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of goodwill	$ 12,559,378
Impairment of goodwill	(12,798,582)
Effect of foreign exchange rate	239,204
Acquisition of goodwill